UNITED STATES
                      	SECURITIES AND EXCHANGE COMMISION
                            WASHINGTON D.C. 20549
                                 FORM 13F
                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.) [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          University of Texas Investment Management Company
Address:       401 Congress Avenue
               Suite 2800
               Austin, TX 78701

13F File Number: 028-05714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Karen Wiltrout
Title:       Senior Security Operations Specialist
Phone:       512-225-1630
Signature,                  Place,                  and Date of Signing:
 Karen Wiltrout   Austin, Texas   April 26, 2010

Report Type (Check only one.):
       [X] 13F HOLDINGS REPORT.
       [ ] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	  0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   $711,424


List of Other Included Managers:

NONE

                                                                FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS COM                COM              002824100     8424   159900 SH       SOLE                   159900        0        0
AMGEN INC                      COM              031162100     9161   153300 SH       SOLE                   153300        0        0
BARRETT BILL CORP              COM              06846N104      470    15300 SH       SOLE                    15300        0        0
BAXTER INTL INC COM            COM              071813109     8870   152400 SH       SOLE                   152400        0        0
BECTON DICKINSON & CO COM      COM              075887109     8778   111500 SH       SOLE                   111500        0        0
CISCO SYS INC COM              COM              17275R102     9285   356700 SH       SOLE                   356700        0        0
CSX CORP COM                   COM              126408103     9310   182900 SH       SOLE                   182900        0        0
DISNEY WALT CO COM             COM              254687106     9698   277800 SH       SOLE                   277800        0        0
FULCRUM ANALYTICS INC          COM              99VVABBL7        3    11447 SH       SOLE                    11447        0        0
FULCRUM ANALYTICS INC SER A    PFD              99VVABBM5       77    27143 SH       SOLE                    27143        0        0
IBM CORP COM                   COM              459200101     8747    68200 SH       SOLE                    68200        0        0
INTROGEN THERAPEUTICS INC COM  COM              46119F107        3   262998 SH       SOLE                   262998        0        0
ISHARES INC MSCI BRAZIL FREE   ETFS             464286400   101302  1375261 SH       SOLE                  1375261        0        0
ISHARES MSCI AUSTRALIA INDEX   ETFS             464286103    51655  2155000 SH       SOLE                  2155000        0        0
ISHARES MSCI CDA INDEX FD      ETFS             464286509    60800  2180000 SH       SOLE                  2180000        0        0
KROGER CO COM                  COM              501044101     8506   392700 SH       SOLE                   392700        0        0
LEXICON PHARMACEUTICALS INC    COM              528872104      373   250000 SH       SOLE                   250000        0        0
MATTEL INC COM                 COM              577081102     8975   394700 SH       SOLE                   394700        0        0
MCDONALDS CORP COM             COM              580135101     9067   135900 SH       SOLE                   135900        0        0
MEDTRONIC INC COM              COM              585055106     9001   199900 SH       SOLE                   199900        0        0
ORACLE CORPORATION COM         COM              68389X105     9045   352100 SH       SOLE                   352100        0        0
PFIZER INC                     COM              717081103     8482   494600 SH       SOLE                   494600        0        0
PROCTER & GAMBLE CO COM        COM              742718109     8674   137100 SH       SOLE                   137100        0        0
TEXAS INSTRS INC COM           COM              882508104      783    32000 SH       SOLE                    32000        0        0
UNION PAC CORP COM             COM              907818108     9441   128800 SH       SOLE                   128800        0        0
UNITED TECHNOLOGIES CORP COM   COM              913017109     9304   126400 SH       SOLE                   126400        0        0
V F CORP COM                   COM              918204108     8985   112100 SH       SOLE                   112100        0        0
VANGUARD EMERGING MARKETS ETF  ETFS             922042858   315433  7478271 SH       SOLE                  7478271        0        0
VERIZON COMMUNICATIONS COM     COM              92343V104     9306   300000 SH       SOLE                   300000        0        0
VOLCANO CORP COM               COM              928645100      542    22442 SH       SOLE                    22442        0        0
WAL MART STORES INC COM        COM              931142103     8924   160500 SH       SOLE                   160500        0        0